NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current Assets	$ 3,711	$ 5,841
Non-Current Assets	57,620	50,467
Current Liabilities	5,524	5,439
Non-Current Liabilities	34,134	28,692
Disposal of investments in associates and joint ventures	0	135	$ 1,289
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets	3,613	5,723
Non-Current Assets	49,913	43,406
Current Liabilities	5,317	5,265
Non-Current Liabilities	32,480	27,184
Non-Controlling Interest in Operating Subsidiaries	13,955	14,113
Partnership Capital	1,774	2,567
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets	181	159
Non-Current Assets	5,264	4,653
Current Liabilities	333	294
Non-Current Liabilities	3,241	2,888
Non-Controlling Interest in Operating Subsidiaries	367	318
Partnership Capital	1,504	1,312
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	405	435
Non-Current Assets	3,494	4,606
Current Liabilities	203	199
Non-Current Liabilities	2,772	3,195
Non-Controlling Interest in Operating Subsidiaries	783	1,305
Partnership Capital	141	342
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Current Assets	220	214
Non-Current Assets	1,256	1,166
Current Liabilities	248	299
Non-Current Liabilities	478	314
Non-Controlling Interest in Operating Subsidiaries	636	684
Partnership Capital	114	83
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Current Assets	15	21
Non-Current Assets	320	401
Current Liabilities	11	12
Non-Current Liabilities	196	252
Non-Controlling Interest in Operating Subsidiaries	89	110
Partnership Capital	39	48
Canadian district energy operation
Disclosure of subsidiaries [line items]
Current Assets	28	29
Non-Current Assets	1,260	974
Current Liabilities	147	47
Non-Current Liabilities	567	506
Non-Controlling Interest in Operating Subsidiaries	429	337
Partnership Capital	145	113
U.S. district energy operation
Disclosure of subsidiaries [line items]
Current Assets	38	37
Non-Current Assets	1,097	964
Current Liabilities	78	41
Non-Current Liabilities	768	747
Non-Controlling Interest in Operating Subsidiaries	163	118
Partnership Capital	126	95
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Current Assets	210	171
Non-Current Assets	4,215	3,997
Current Liabilities	436	337
Non-Current Liabilities	2,321	1,925
Non-Controlling Interest in Operating Subsidiaries	1,174	1,341
Partnership Capital	494	565
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	94	155
Non-Current Assets	2,172	2,272
Current Liabilities	131	181
Non-Current Liabilities	1,308	910
Non-Controlling Interest in Operating Subsidiaries	781	1,157
Partnership Capital	46	179
Australian export terminal
Disclosure of subsidiaries [line items]
Current Assets		139
Non-Current Assets		1,994
Current Liabilities		347
Non-Current Liabilities		1,688
Non-Controlling Interest in Operating Subsidiaries		34
Partnership Capital		64
North American rail operation
Disclosure of subsidiaries [line items]
Current Assets	504	2,150
Non-Current Assets	9,569	9,392
Current Liabilities	699	1,409
Non-Current Liabilities	4,898	4,889
Non-Controlling Interest in Operating Subsidiaries	4,032	4,747
Partnership Capital	444	497
U.K. ports operation
Disclosure of subsidiaries [line items]
Current Assets	62	47
Non-Current Assets	1,105	934
Current Liabilities	45	78
Non-Current Liabilities	735	370
Non-Controlling Interest in Operating Subsidiaries	157	218
Partnership Capital	230	315
Australian port operation
Disclosure of subsidiaries [line items]
Current Assets	151	126
Non-Current Assets	863	927
Current Liabilities	131	124
Non-Current Liabilities	393	488
Non-Controlling Interest in Operating Subsidiaries	352	317
Partnership Capital	138	124
Chilean toll roads
Disclosure of subsidiaries [line items]
Current Assets	126	95
Non-Current Assets	835	821
Current Liabilities	125	67
Non-Current Liabilities	1,148	1,112
Non-Controlling Interest in Operating Subsidiaries	(335)	(320)
Partnership Capital	23	57
Peruvian toll roads
Disclosure of subsidiaries [line items]
Current Assets	105	122
Non-Current Assets	1,247	1,337
Current Liabilities	438	19
Non-Current Liabilities	212	683
Non-Controlling Interest in Operating Subsidiaries	591	638
Partnership Capital	111	119
Indian toll roads
Disclosure of subsidiaries [line items]
Current Assets	87	75
Non-Current Assets	808	868
Current Liabilities	177	83
Non-Current Liabilities	426	570
Non-Controlling Interest in Operating Subsidiaries	203	203
Partnership Capital	89	87
North American gas storage operation
Disclosure of subsidiaries [line items]
Current Assets	170	200
Non-Current Assets	1,433	1,449
Current Liabilities	67	112
Non-Current Liabilities	658	661
Non-Controlling Interest in Operating Subsidiaries	544	543
Partnership Capital	334	333
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Current Assets	125	119
Non-Current Assets	3,964	3,721
Current Liabilities	131	147
Non-Current Liabilities	2,072	1,845
Non-Controlling Interest in Operating Subsidiaries	1,348	1,320
Partnership Capital	538	528
U.S. data center operation
Disclosure of subsidiaries [line items]
Current Assets	67	105
Non-Current Assets	1,634	1,665
Current Liabilities	95	112
Non-Current Liabilities	1,138	1,130
Non-Controlling Interest in Operating Subsidiaries	334	376
Partnership Capital	134	152
Australian Data Center Operation
Disclosure of subsidiaries [line items]
Current Assets	12	10
Non-Current Assets	311	280
Current Liabilities	127	5
Non-Current Liabilities	7	112
Non-Controlling Interest in Operating Subsidiaries	135	124
Partnership Capital	54	49
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Current Assets	32	26
Non-Current Assets	896	874
Current Liabilities	332	190
Non-Current Liabilities	327	419
Non-Controlling Interest in Operating Subsidiaries	203	219
Partnership Capital	66	72
Indian telecom towers operation
Disclosure of subsidiaries [line items]
Current Assets	392
Non-Current Assets	7,998
Current Liabilities	493
Non-Current Liabilities	5,392
Non-Controlling Interest in Operating Subsidiaries	1,917
Partnership Capital	588
Holding LP and other
Disclosure of subsidiaries [line items]
Current Assets	589	529
Non-Current Assets	172	111
Current Liabilities	870	735
Non-Current Liabilities	3,423	2,480
Non-Controlling Interest in Operating Subsidiaries	52	50
Partnership Capital	$ (3,584)	(2,625)
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets		759
Non-Current Assets		0
Current Liabilities		427
Non-Current Liabilities		0
Non-Controlling Interest in Operating Subsidiaries		274
Partnership Capital		$ 58